Leases - Reconciliation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Right-of-use lease asset:
Right-of-use lease asset, Beginning balance	$ 340,987	$ 106,155	$ 106,155	$ 222,445
Less: reduction/amortization	82,500		112,714	116,290
Right-of-use lease asset, Ending balance	258,487		340,987	106,155
Lease liability:
Lease liability, Beginning	342,575	106,151	106,151	222,441
Less: repayments	80,458		111,122	116,290
Lease liability, Ending	262,117		342,575	106,151
Lease expense
Lease expense	102,016	$ 100,887	134,892	$ 133,300
Contractual cash payments for the remaining lease term
2023	33,841
2024	136,917		133,817
2025	116,250		136,917
2025			116,250
Total	$ 287,008		$ 386,984
Operating Lease, Discount rate applied			8.47%
Remaining lease term (months)	25 years		34 months